Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		$ 108,495,000,000	$ 88,550,000,000
Trading assets:
Total derivatives fair value		12,191,000,000	9,061,000,000
Effect of master netting agreements		(8,346,000,000)	(5,819,000,000)
Total derivative assets		3,845,000,000	3,242,000,000
Trading liabilities:
Total derivatives fair value		12,650,000,000	9,206,000,000
Effect of master netting agreements		(7,845,000,000)	(5,415,000,000)
Derivative liabilities		4,805,000,000	3,791,000,000
Long-term debt		400,000,000	387,000,000
Investment management funds
Trading assets:
Trading assets		482,000,000	229,000,000
Other assets		5,000,000	16,000,000
Total assets		487,000,000	245,000,000
Trading liabilities:
Total liabilities		3,000,000	1,000,000
Interest rate contracts
Trading assets:
Effect of master netting agreements		(1,952,000,000)	(1,792,000,000)
Trading liabilities:
Effect of master netting agreements		(2,348,000,000)	(1,986,000,000)
Foreign exchange contracts
Trading assets:
Effect of master netting agreements		(6,392,000,000)	(4,021,000,000)
Trading liabilities:
Effect of master netting agreements		(5,484,000,000)	(3,428,000,000)
Equity contracts
Trading assets:
Effect of master netting agreements		(2,000,000)	(6,000,000)
Trading liabilities:
Effect of master netting agreements		(13,000,000)	(1,000,000)
Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		22,347,000,000	27,043,000,000
U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		24,894,000,000	15,431,000,000
Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		12,391,000,000	12,646,000,000
Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		9,228,000,000	9,417,000,000
Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		7,160,000,000	3,709,000,000
Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,703,000,000	4,063,000,000
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		6,725,000,000	4,197,000,000
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		3,853,000,000	1,949,000,000
Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		3,164,000,000	2,143,000,000
Commercial paper/certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		249,000,000
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,326,000,000	1,233,000,000
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,308,000,000	1,044,000,000
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,994,000,000	853,000,000
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,000,000	1,000,000
Not designated as hedging
Trading assets:
Total derivatives fair value		12,172,000,000	9,040,000,000
Trading liabilities:
Total derivatives fair value		11,543,000,000	8,599,000,000
Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value		4,482,000,000	3,690,000,000
Trading liabilities:
Total derivatives fair value		3,880,000,000	3,250,000,000
Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value		7,688,000,000	5,331,000,000
Trading liabilities:
Total derivatives fair value		7,622,000,000	5,340,000,000
Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value		2,000,000	19,000,000
Trading liabilities:
Total derivatives fair value		37,000,000	5,000,000
Designated as hedging
Trading assets:
Total derivatives fair value		19,000,000	21,000,000
Trading liabilities:
Total derivatives fair value		1,107,000,000	607,000,000
Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		666,000,000	350,000,000
Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value		19,000,000	21,000,000
Trading liabilities:
Total derivatives fair value		441,000,000	257,000,000
Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	108,495,000,000	88,550,000,000
Trading assets:
Trading assets		15,272,000,000	13,571,000,000
Other assets		522,000,000	419,000,000
Trading liabilities:
Long-term debt		400,000,000	387,000,000
Operating segments | Investment management funds
Trading assets:
Total assets		487,000,000	245,000,000
Trading liabilities:
Total liabilities		3,000,000	1,000,000
Assets measured at fair value on a recurring basis
Trading assets:
Effect of master netting agreements		(8,346,000,000)	(5,819,000,000)
Total assets		124,776,000,000	102,785,000,000
Trading liabilities:
Effect of master netting agreements		(7,845,000,000)	(5,415,000,000)
Total liabilities		7,541,000,000	5,836,000,000
Assets measured at fair value on a recurring basis | Level 1
Trading assets:
Total assets		$ 38,890,000,000	$ 29,576,000,000
Percentage of total assets prior to netting		29.00%	27.00%
Trading liabilities:
Total liabilities		$ 2,308,000,000	$ 1,560,000,000
Percentage of total liabilities prior to netting		15.00%	14.00%
Assets measured at fair value on a recurring basis | Level 2
Trading assets:
Total assets		$ 94,031,000,000	$ 78,847,000,000
Percentage of total assets prior to netting		71.00%	73.00%
Trading liabilities:
Total liabilities		$ 13,078,000,000	$ 9,691,000,000
Percentage of total liabilities prior to netting		85.00%	86.00%
Assets measured at fair value on a recurring basis | Level 2 | Grantor Trust
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		$ 487,000,000	$ 640,000,000
Assets measured at fair value on a recurring basis | Level 3
Trading assets:
Total assets		$ 0	$ 0
Percentage of total assets prior to netting		0.00%	0.00%
Trading liabilities:
Total liabilities		$ 0	$ 0
Percentage of total liabilities prior to netting		0.00%	0.00%
Assets measured at fair value on a recurring basis | Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		$ 108,495,000,000	$ 88,550,000,000
Trading assets:
Debt instruments		5,671,000,000	5,811,000,000
Equity instruments		5,775,000,000	4,539,000,000
Effect of master netting agreements		(8,346,000,000)	(5,819,000,000)
Trading assets		15,272,000,000	13,571,000,000
Other assets		302,000,000	217,000,000
Total assets		124,289,000,000	102,540,000,000
Trading liabilities:
Total trading liabilities		6,031,000,000	4,841,000,000
Effect of master netting agreements		(7,845,000,000)	(5,415,000,000)
Long-term debt		400,000,000	387,000,000
Total other liabilities – derivative liabilities designated as hedging		1,107,000,000
Total liabilities		7,538,000,000	5,835,000,000
Assets measured at fair value on a recurring basis | Operating segments | Investment management funds
Trading assets:
Total assets		487,000,000	245,000,000
Trading liabilities:
Total liabilities		3,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Interest rate contracts
Trading assets:
Effect of master netting agreements		(1,952,000,000)	(1,792,000,000)
Trading liabilities:
Effect of master netting agreements		(2,348,000,000)	(1,986,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Foreign exchange contracts
Trading assets:
Effect of master netting agreements		(6,392,000,000)	(4,021,000,000)
Trading liabilities:
Effect of master netting agreements		(5,484,000,000)	(3,428,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Equity contracts
Trading assets:
Effect of master netting agreements		(2,000,000)	(6,000,000)
Trading liabilities:
Effect of master netting agreements		(13,000,000)	(1,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		22,347,000,000	27,043,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		24,894,000,000	15,431,000,000
Assets measured at fair value on a recurring basis | Operating segments | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		12,391,000,000	12,646,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		9,228,000,000	9,417,000,000
Assets measured at fair value on a recurring basis | Operating segments | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		7,160,000,000	3,709,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,135,000,000	2,643,000,000
Assets measured at fair value on a recurring basis | Operating segments | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,703,000,000	4,063,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		6,725,000,000	4,197,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		3,853,000,000	1,949,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		3,164,000,000	2,143,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		3,017,000,000	2,178,000,000
Assets measured at fair value on a recurring basis | Operating segments | Commercial paper/certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		249,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,326,000,000	1,233,000,000
Assets measured at fair value on a recurring basis | Operating segments | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,308,000,000	1,044,000,000
Assets measured at fair value on a recurring basis | Operating segments | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,994,000,000	853,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging
Trading assets:
Total derivative assets		3,826,000,000	3,221,000,000
Trading liabilities:
Effect of master netting agreements		(7,845,000,000)
Derivative liabilities		3,698,000,000	3,184,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets		2,530,000,000	1,898,000,000
Trading liabilities:
Derivative liabilities		1,532,000,000	1,264,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets		1,296,000,000	1,310,000,000
Trading liabilities:
Derivative liabilities		2,138,000,000	1,912,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets		0	13,000,000
Trading liabilities:
Derivative liabilities		28,000,000	8,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging
Trading assets:
Total derivative assets		19,000,000	21,000,000
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging			607,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Interest rate contracts
Trading liabilities:
Derivative liabilities		666,000,000	350,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets		19,000,000	21,000,000
Trading liabilities:
Derivative liabilities		441,000,000	257,000,000
Assets measured at fair value on a recurring basis | Operating segments | Debt instruments
Trading liabilities:
Total trading liabilities		2,322,000,000	1,584,000,000
Assets measured at fair value on a recurring basis | Operating segments | Equity instruments
Trading liabilities:
Total trading liabilities		11,000,000	73,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		30,803,000,000	23,215,000,000
Trading assets:
Debt instruments		1,803,000,000	1,568,000,000
Equity instruments		5,775,000,000	4,539,000,000
Trading assets		7,583,000,000	6,111,000,000
Other assets		111,000,000	38,000,000
Total assets		$ 38,497,000,000	$ 29,364,000,000
Percentage of total assets prior to netting		29.00%	27.00%
Trading liabilities:
Total trading liabilities		$ 2,307,000,000	$ 1,559,000,000
Long-term debt		0	0
Total other liabilities – derivative liabilities designated as hedging		0
Total liabilities		$ 2,307,000,000	$ 1,559,000,000
Percentage of total liabilities prior to netting		15.00%	14.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Investment management funds
Trading assets:
Total assets		$ 393,000,000	$ 212,000,000
Trading liabilities:
Total liabilities		1,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		24,894,000,000	15,431,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		5,909,000,000	7,784,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Commercial paper/certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging
Trading assets:
Total derivatives fair value		5,000,000	4,000,000
Trading liabilities:
Total derivatives fair value		9,000,000	9,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value		5,000,000	4,000,000
Trading liabilities:
Total derivatives fair value		2,000,000	6,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		7,000,000	3,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging			0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Interest rate contracts
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Debt instruments
Trading liabilities:
Total trading liabilities		2,287,000,000	1,477,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Equity instruments
Trading liabilities:
Total trading liabilities		11,000,000	73,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		77,692,000,000	65,335,000,000
Trading assets:
Debt instruments		3,868,000,000	4,243,000,000
Equity instruments		0	0
Trading assets		16,035,000,000	13,279,000,000
Other assets		191,000,000	179,000,000
Total assets		$ 93,937,000,000	$ 78,814,000,000
Percentage of total assets prior to netting		71.00%	73.00%
Trading liabilities:
Total trading liabilities		$ 11,569,000,000	$ 8,697,000,000
Long-term debt		400,000,000	387,000,000
Total other liabilities – derivative liabilities designated as hedging		1,107,000,000
Total liabilities		$ 13,076,000,000	$ 9,691,000,000
Percentage of total liabilities prior to netting		85.00%	86.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Investment management funds
Trading assets:
Total assets		$ 94,000,000	$ 33,000,000
Trading liabilities:
Total liabilities		2,000,000	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		22,347,000,000	27,043,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		6,482,000,000	4,862,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		9,228,000,000	9,417,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		7,160,000,000	3,709,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,135,000,000	2,643,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,703,000,000	4,063,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		6,725,000,000	4,197,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		3,853,000,000	1,949,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		3,164,000,000	2,143,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		3,017,000,000	2,178,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Commercial paper/certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		249,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,326,000,000	1,233,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,308,000,000	1,044,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,994,000,000	853,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging
Trading assets:
Total derivatives fair value		12,167,000,000	9,036,000,000
Trading liabilities:
Total derivatives fair value		11,534,000,000	8,590,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value		4,477,000,000	3,686,000,000
Trading liabilities:
Total derivatives fair value		3,878,000,000	3,244,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value		7,688,000,000	5,331,000,000
Trading liabilities:
Total derivatives fair value		7,622,000,000	5,340,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value		2,000,000	19,000,000
Trading liabilities:
Total derivatives fair value		34,000,000	6,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging
Trading assets:
Total derivatives fair value		19,000,000	21,000,000
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging			607,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Interest rate contracts
Trading liabilities:
Total derivatives fair value		666,000,000	350,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value		19,000,000	21,000,000
Trading liabilities:
Total derivatives fair value		441,000,000	257,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Debt instruments
Trading liabilities:
Total trading liabilities		35,000,000	107,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Equity instruments
Trading liabilities:
Total trading liabilities		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Trading assets:
Debt instruments		0	0
Equity instruments		0	0
Total derivative assets		0
Trading assets		0	0
Other assets		0	0
Total assets		$ 0	$ 0
Percentage of total assets prior to netting		0.00%	0.00%
Trading liabilities:
Total trading liabilities		$ 0	$ 0
Long-term debt		0	0
Total other liabilities – derivative liabilities designated as hedging		0
Total liabilities		$ 0	$ 0
Percentage of total liabilities prior to netting		0.00%	0.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Investment management funds
Trading assets:
Total assets		$ 0	$ 0
Trading liabilities:
Total liabilities		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Commercial paper/certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging			0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Interest rate contracts
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value		0	0
Trading liabilities:
Total derivatives fair value		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Debt instruments
Trading liabilities:
Total trading liabilities		0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Equity instruments
Trading liabilities:
Total trading liabilities		0	0
Assets measured at fair value on a recurring basis | Operating segments | NAV
Trading assets:
Assets measured at NAV		$ 201,000,000	$ 181,000,000

[1]	In 2020, we adopted new accounting guidance included in ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.